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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: 12/31/03
                                                   --------------
      Check here if Amendment [ ]; Amendment Number:
                                                   --------------
       This Amendment (Check only one.):     [ ] is a restatement.
                                             [ ] adds new holdings
                                                  entries.
      Institutional Investment Manager Filing this Report:

      Name:    Timeless Investment Management & Research, LLC
               ---------------------------------------------
      Address: 150 N. Michigan Ave.
               ---------------------------------------------
               32nd Floor
               ---------------------------------------------
               Chicago, IL 60601
               ---------------------------------------------

      Form 13F File Number:  28-10318
                               -----------------
      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name:    Patrick J. Wolcott
               ---------------------------------------------
      Title:   Principal
               ---------------------------------------------
      Phone:   (312) 233-9932
               ---------------------------------------------

      Signature, Place, and Date of Signing

      /s/ Patrick J. Wolcott    Chicago, Illinois            January   , 2004
      ------------------------ ----------------------------- ----------------
      [Signature]              [City, State]                 [Date]

      Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                              ---------------
Form 13F Information Table Entry Total:                    31
                                              ---------------
Form 13F Information Table Value Total:       $193,280,825.15
                                              ---------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                   FORM 13 F
Name of Reporting Manager: Timeless Investment Management & Research, LLC, 3Q03


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                                                                             Investment Discretion         Voting Authority (Shares)
                                                                          -------------------------- Man-  -------------------------
                                                                Shares            (b)                agers
                      Title                    Fair             of                Shared-As  (c)     See
                      of                       Market           Principal (a)     Defined in Shared- Inst. (a)   (b)       (c)
Name of Issuer        Issuer        CUSIP      Value            Amount    Sole    Instr. V   Other   V     Sole  Shared    None
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                                                                                                                              >
Common:
A G EDWARDS           Common Stock  281760108  $  4,916,411.00  135,700   135,700                                          135,700
APOGENT TECHNOLOGIES  Common Stock  03760A101  $  9,151,488.00  397,200   397,200                                          397,200
BEARING POINT         Common Stock  074002106  $  4,897,686.00  485,400   485,400                                          485,400
BJS WHSL CLUB         Common Stock  05548J106  $  6,612,480.00  288,000   288,000                                          288,000
BOK FINL CORP         Common Stock  05561Q201  $  4,247,390.40  109,695   109,695                                          109,695
CATALINA MARKETING
 CORP                 Common Stock  148867104  $  9,777,600.00  485,000   485,000                                          485,000
CORUS BANKSHARES      Common Stock  220873103  $  6,248,880.00  198,000   198,000                                          198,000
DUANE READE INC       Common Stock  263578106  $  6,174,108.00  364,900   364,900                                          364,900
ENTEGRIS              Common Stock  29362U104  $  5,037,200.00  392,000   392,000                                          392,000
HASBRO INC            Common Stock  418056107  $  7,888,496.00  370,700   370,700                                          370,700
HOME FED BANCORP      Common Stock  436926109  $  4,987,860.00  177,000   177,000                                          177,000
HON INDUSTRIAL        Common Stock  438092108  $  6,199,092.00  143,100   143,100                                          143,100
IDEX CORP             Common Stock  45167R104  $  6,059,663.00  145,700   145,700                                          145,700
INSIGHT ENTERPRISES   Common Stock  45765U103  $  8,704,400.00  463,000   463,000                                          463,000
KAYDON CORP           Common Stock  486587108  $  5,403,144.00  209,100   209,100                                          209,100
KEANE INC COM         Common Stock  486665102  $  7,170,672.00  489,800   489,800                                          489,800
LITTELFUSE            Common Stock  537008104  $  8,026,370.00  278,500   278,500                                          278,500
METTLER TOLEDO INTL   Common Stock  592688105  $  6,352,605.00  150,500   150,500                                          150,500
NORDSON               Common Stock  655663102  $  4,136,694.00  119,800   119,800                                          119,800
OSHKOSH B'GOSH        Common Stock  688222207  $  4,721,200.00  220,000   220,000                                          220,000
PERRIGO CO            Common Stock  714290103  $  4,796,172.00  305,100   305,100                                          305,100
PLEXUS CORP           Common Stock  729132100  $  7,384,817.00  430,100   430,100                                          430,100
POLO RALPH LAUREN     Common Stock  731572103  $  6,364,800.00  221,000   221,000                                          221,000
RAYMOND JAMES
 FINANCIAL            Common Stock  754730109  $  4,090,450.00  108,500   108,500                                          108,500
ROPER INDS            Common Stock  776696106  $  4,930,926.00  100,100   100,100                                          100,100
SUPERIOR INDS         Common Stock  868168105  $  3,198,720.00   73,500    73,500                                           73,500
SYBRON DENTAL
 SPECIALTIES          Common Stock  871142105  $  8,722,240.00  310,400   310,400                                          310,400
TETRA TECH            Common Stock  88162G103  $  8,569,242.00  344,700   344,700                                          344,700
TOYS R US             Common Stock  892335100  $  8,961,760.00  709,000   709,000                                          709,000
VALASSIS
 COMMUNICATIONS       Common Stock  918866104  $  5,623,460.00  191,600   191,600                                          191,600
WERNER ENTERPRISES    Common Stock  950755108  $  3,924,798.75  201,375   201,375                                          201,375
                      Subtotal
                       Common                  $193,280,825.15
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Preferred:
                      Subtotal
                       Preferred               $             -
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                      Grand Total              $193,280,825.15
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